Global Atlantic Growth Managed Risk Portfolio

Portfolio of Investments (Unaudited)

March 31, 2023

	Shares/ Principal	Fair Value
Exchange Traded Funds - 95.6%
Debt Funds - 16.6%
iShares 10+ Year Investment Grade Corporate Bond ETF	45,089	$2,362,213
iShares 10-20 Year Treasury Bond ETF	54,101	6,196,729
iShares 1-3 Year Treasury Bond ETF	48,046	3,947,459
iShares 1-5 Year Investment Grade Corporate Bond ETF	54,185	2,738,510
iShares 20+ Year Treasury Bond ETF	13,652	1,452,163
iShares 3-7 Year Treasury Bond ETF	32,147	3,782,095
iShares 5-10 Year Investment Grade Corporate Bond ETF	51,491	2,640,458
iShares 7-10 Year Treasury Bond ETF	8,961	888,214
iShares Core Total USD Bond Market ETF	250,431	11,557,391
iShares Core U.S. Aggregate Bond ETF	74,795	7,452,574
iShares MBS ETF	91,325	8,651,217
Total Debt Funds		51,669,023
Equity Funds - 79.0%
iShares Core MSCI EAFE ETF	447,908	29,942,650
iShares Core MSCI Emerging Markets ETF	105,895	5,166,617
iShares Core S&P 500 ETF	236,943	97,402,529
iShares Core S&P Mid-Cap ETF	78,786	19,709,106
iShares Core S&P Small-Cap ETF	105,616	10,213,067
iShares ESG Aware MSCI USA ETF	117,454	10,623,714
iShares MSCI EAFE Growth ETF	115,806	10,848,706
iShares MSCI EAFE Value ETF	134,421	6,523,451
iShares MSCI USA Min Vol Factor ETF	61,322	4,460,562
iShares MSCI USA Quality Factor ETF	286,210	35,508,644
iShares U.S. Infrastructure ETF	35,313	1,317,881
iShares U.S. Technology ETF	159,253	14,780,271
Total Equity Funds		246,497,198
Total Exchange Traded Funds
(Cost - $223,682,013)		298,166,221
Short-Term Investments - 3.4%
Money Market Funds - 3.4%
Dreyfus Government Cash Management, 4.71%(a)	7,621,494	7,621,494
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.72%(a)	2,938,909	2,938,909
Total Short-Term Investments (Cost - $10,560,403)		10,560,403
Total Investments - 99.0%
(Cost - $234,242,416)		$308,726,624
Other Assets Less Liabilities - Net 1.0%		3,269,238
Total Net Assets - 100.0%		$311,995,862

(a)	The rate shown is the annualized seven-day yield at period end.

Global Atlantic Growth Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Short Futures Contracts
E-Mini Russell 2000 Future	Goldman Sachs & Co.	36	6/16/2023	$3,264,300	$(55,958)
MSCI EAFE Future	Goldman Sachs & Co.	142	6/16/2023	14,885,150	(636,050)
MSCI Emerging Market Index Future	Goldman Sachs & Co.	33	6/16/2023	1,642,575	(70,570)
NASDAQ 100 E-Mini Future	Goldman Sachs & Co.	18	6/16/2023	4,788,630	(389,029)
S&P 500 E-Mini Future	Goldman Sachs & Co.	224	6/16/2023	46,342,800	(2,500,622)
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	28	6/16/2023	7,083,160	(179,730)

TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(3,831,959)